Supplemental information on oil and gas activities (Details 3)		Dec. 31, 2018 MBbls MMcf	Dec. 31, 2017 MBbls MMcf	Dec. 31, 2016 MBbls MMcf	Dec. 31, 2015 MBbls MMcf
Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net		35,135.0	31,399.0	19,437.0
Undeveloped reserves for properties, net		64,971.0	57,036.0	43,195.0
Proved developed and undeveloped reserves for properties, net		100,106.0	88,435.0	62,632.0	36,497.1
Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf		37,253	32,509.0	36,135.0
Undeveloped reserves for properties, net | MMcf		12,356.0	11,329.0	29,690.0
Proved developed and undeveloped reserves for properties, net | MMcf		49,609.0	43,838.0	65,825.0	72,673.0
Colombia [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	[1]	32,326.0	21,101.0	9,502.0
Undeveloped reserves for properties, net	[2]	42,449.0	44,398.0	27,838.0
Proved developed and undeveloped reserves for properties, net		74,775.0	65,499.0	37,340.0	30,423.3
Colombia [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	[1]	1,763.0	0	0
Undeveloped reserves for properties, net | MMcf	[2]	359.0	0	0
Proved developed and undeveloped reserves for properties, net | MMcf		2,122.0	0	0	0
Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	[3]	696.0	720.0	547.0
Undeveloped reserves for properties, net	[4]	2,622.0	3,423.0	6,052.0
Proved developed and undeveloped reserves for properties, net		3,318.0	4,143.0	6,599.0	5,953.8
Chile [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	[3]	11,944.0	8,688.0	6,610.0
Undeveloped reserves for properties, net | MMcf	[4]	8,823.0	11,329.0	29,690.0
Proved developed and undeveloped reserves for properties, net | MMcf		20,767.0	20,017.0	36,300.0	36,515.0
Brazil [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	[5]	55.0	76.0	72.0
Proved developed and undeveloped reserves for properties, net		55.0	76.0	72.0	120.0
Brazil [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	[5]	17,339.0	23,821.0	29,525.0
Proved developed and undeveloped reserves for properties, net | MMcf		17,339.0	23,821.0	29,525.0	36,158.0
Argentina [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	[6]	2,058.0	0	0
Undeveloped reserves for properties, net	[7]	1,440.0	0	0
Proved developed and undeveloped reserves for properties, net		3,498.0	0	0	0
Argentina [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	[6]	6,207.0	0	0
Undeveloped reserves for properties, net | MMcf	[7]	3,174.0	0	0
Proved developed and undeveloped reserves for properties, net | MMcf		9,381.0	0	0	0
Peru [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net	[8]	0	9,502.0	9,316.0
Undeveloped reserves for properties, net	[8]	18,460.0	9,215.0	9,305.0
Proved developed and undeveloped reserves for properties, net		18,460.0	18,717.0	18,621.0	0
Peru [Member] | Naturals gas [Member]
Disclosure Of Supplemental informations on oil and gas activities [Line Items]
Proved Reserves For Properties Net | MMcf	[8]	0	0	0
Undeveloped reserves for properties, net | MMcf	[8]	0	0	0

[1]	Llanos 34 Block, La Cuerva Block, Yamu Block and Llanos 32 Block account for 96%, 1.5%, 1.5% and 1% (Llanos 34 Block, La Cuerva Block and Yamu Block account for 98%, 1% and 1% in 2017, and Llanos 34 Block and Llanos 32 Block accounts for 99% and 1% in 2016) of the proved developed reserves, respectively.
[2]	Llanos 34 Block, La Cuerva Block and Yamu Block account for 97%, 2% and 1% (Llanos 34 Block, La Cuerva Block and Yamu Block account for 97%, 2% and 1% in 2017, and Llanos 34 Block accounts for 100% in 2016) of the proved undeveloped reserves, respectively.
[3]	Fell Block accounts for 100% (Fell Block and Flamenco Block account for 98% and 2% in 2017, and Fell Block and Flamenco Block account for 99% and 1% in 2016) of the proved developed reserves, respectively.
[4]	Fell Block accounts for 100% (Fell Block and Flamenco Block account for 97% and 3% in 2017, and Fell Block and Flamenco Block account for 99% and 1% in 2016) of the proved undeveloped reserves, respectively.
[5]	BCAM-40 Block accounts for 100% of the reserves.
[6]	Aguada Baguales Block, Puesto Touquet Block, and El Porvenir Block account for 48%, 33% and 19% of the proved developed reserves, respectively.
[7]	Aguada Baguales Block and El Porvenir Block account for 75% and 25% of the proved undeveloped reserves, respectively.
[8]	Morona Block accounts for 100% of the reserves.